Plant and Equipment (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, plant and equipment [abstract]
Additional impairment charge	$ 97,000
Impairment of equipment	$ 70,409,606	$ 0
Percentage increase in the costs to dispose of the equipment	1.00%
Description of useful life, property, plant and equipment	4 years to 2 years
Accelerated depreciation of assets	$ 22,203,000
Net book value	$ 15,585,788